Property, Plant and Equipment	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 16 — PROPERTY, PLANT AND EQUIPMENT

	Leasehold improvements	Warehouse equipment	Furniture and fixtures	Office equipment	Motor vehicles*	Electronic equipment	Total
COST
At March 31, 2024	$48,493	$72,253	$13,052	$4,559	$-	$52,435	$190,792
Additions	18,613	50,331	-	-	-	972	69,916
Written-off	-	(8,854)	-	-	-	-	(8,854)
Translation adjustment	$318	$497	$78	$27	$-	$312	$1,232
At March 31, 2025	$67,424	$114,227	$13,130	$4,586	$-	$53,719	$253,086

DEPRECIATION AND IMPAIRMENT
At March 31, 2024	$(24,455)	$(25,769)	$(8,243)	$(2,450)	$-	$(26,633)	$(87,550)
Additions	(20,035)	(21,584)	(1,927)	(916)	-	(10,547)	(55,009)
Written-off	-	1,328	-	-	-	-	1,328
Translation adjustment	$(178)	$(186)	$(53)	$(16)	$-	$(177)	$(610)
At March 31, 2025	$(44,668)	$(46,211)	$(10,223)	$(3,382)	$-	$(37,357)	$(141,841)

CARRYING AMOUNT
At March 31, 2024	$24,038	$46,484	$4,809	$2,109	$-	$25,802	$103,242
At March 31, 2025	$22,756	$68,016	$2,907	$1,204	$-	$16,362	$111,245

Depreciation is provided on straight-line basis for all property, plant and equipment over their estimated useful lives of the assets as follows:

	Useful life	Residual Value
Leasehold improvements-warehouse and offices	Shorter of estimated useful life of 5 years or expected lease term	Nil
Warehouse equipment	5 years	Nil
Furniture and fixtures	5 years	Nil
Office equipment	5 years	Nil
Motor vehicles	5 years	Nil
Electronic equipment	5 years	Nil